Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	Mar. 10, 2010	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Nov. 08, 2010
Derivative Financial Instruments [Abstract]
The net amount of losses recorded to other income (expense)				$ 2.5	$ 0.2	$ 6.7
Fair value of interest rate swap				18.1
Notional amount interest rate swap designated as a fair value hedge	450.0		450.0	500.0
Interest rate swap term, years	3	5	3
Proceeds from termination of interest rate swap							$ 19.3